Investment Objectives and Goals	Mar. 31, 2025
Nuveen Core Impact Bond Fund | Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Impact Bond Fund
Nuveen Green Bond Fund | Nuveen Green Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Green Bond Fund
Nuveen Short Duration Impact Bond Fund | Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short Duration Impact Bond Fund
Nuveen Inflation Linked Bond Fund | Nuveen Inflation Linked Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Inflation Linked Bond Fund
Nuveen Real Estate Securities Select Fund | Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Real Estate Securities Select Fund
Nuveen International Bond Fund | Nuveen International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Bond Fund
Nuveen Emerging Markets Debt Fund | Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Emerging Markets Debt Fund